Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 7 – Subsequent Events

On July 6, 2021, the Company received monies in exchange for a Note Payable having a Face Value of $900,000 with interest accruing at 5% is due July 6, 2023. The Note is convertible after 180 days from issuance into Common Stock at a price equal to $0.30 per share. In connection with this debt financing, the Company agreed to allow the lender, who is also the holder of a Note Payable dated November 25, 2020 (the “November Note”), to convert a total of $240,000 in principal amount of November Note into 24,000,000 shares of Common Stock leaving a principal balance of $10,000 and accrued interest of $7,750. On July 6, 2021, the Company paid off the remaining principal balance of this Note and secured forgiveness of the accrued interest.